INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Disclosure of estimated useful lives of intangible assets

Intangible asset	Estimated useful life
Customer relationships	3 to 10 years

Disclosure of reconciliation of changes in intangible assets and goodwill
The tables below summarize our intangible assets as at December 31, 2022 and 2021.

	Indefinite-life			Finite-life
(In millions of dollars)	Spectrum licences	Broadcast licences	Brand names	Customer relationships	Acquired program rights	Total intangible assets	Goodwill	Total intangible assets and goodwill
Cost
As at January 1, 2022	11,714	330	420	1,669	210	14,343	4,245	18,588
Accumulated impairment losses	—	(99)	(14)	—	(5)	(118)	(221)	(339)
Cost, net of impairment losses	11,714	231	406	1,669	205	14,225	4,024	18,249
Additions	—	—	—	5	47	52	7	59
Disposals and other [1]	—	—	—	—	(68)	(68)	—	(68)
As at December 31, 2022	11,714	231	406	1,674	184	14,209	4,031	18,240

Accumulated amortization
As at January 1, 2022	—	—	270	1,606	68	1,944	—	1,944
Amortization [2]	—	—	—	21	61	82	—	82
Disposals and other [1]	—	—	—	—	(68)	(68)	—	(68)
As at December 31, 2022	—	—	270	1,627	61	1,958	—	1,958

Net carrying amount
As at January 1, 2022	11,714	231	136	63	137	12,281	4,024	16,305
As at December 31, 2022	11,714	231	136	47	123	12,251	4,031	16,282
[1] Includes disposals, impairments, reclassifications, and other adjustments.
2    Of the $82 million of total amortization, $61 million related to acquired program rights is included in other external purchases in "operating costs" (see note 6), and $21 million in "depreciation and amortization" on the Consolidated Statements of Income.

	Indefinite-life			Finite-life
(In millions of dollars)	Spectrum licences	Broadcast licences	Brand names	Customer relationships	Acquired program rights	Total intangible assets	Goodwill	Total intangible assets and goodwill
Cost
As at January 1, 2021	8,371	333	420	1,623	233	10,980	4,194	15,174
Accumulated impairment losses	—	(99)	(14)	—	(5)	(118)	(221)	(339)
Cost, net of impairment losses	8,371	234	406	1,623	228	10,862	3,973	14,835
Additions	3,343	—	—	46	54	3,443	51	3,494
Disposals and other [1]	—	(3)	—	—	(77)	(80)	—	(80)
As at December 31, 2021	11,714	231	406	1,669	205	14,225	4,024	18,249

Accumulated amortization
As at January 1, 2021	—	—	270	1,589	77	1,936	—	1,936
Amortization [2]	—	—	—	17	68	85	—	85
Disposals and other [1]	—	—	—	—	(77)	(77)	—	(77)
As at December 31, 2021	—	—	270	1,606	68	1,944	—	1,944

Net carrying amount
As at January 1, 2021	8,371	234	136	34	151	8,926	3,973	12,899
As at December 31, 2021	11,714	231	136	63	137	12,281	4,024	16,305
[1] Includes disposals, impairments, reclassifications, and other adjustments.
2    Of the $85 million of total amortization, $68 million related to acquired program rights is included in other external purchases in "operating costs" (see note 6), and $17 million in "depreciation and amortization" on the Consolidated Statements of Income.

Schedule of cash-generating units
Below is an overview of the methods and key assumptions we used in 2022, as of October 1, to determine recoverable amounts for CGUs, or groups of CGUs, with indefinite-life intangible assets or goodwill that we consider significant.

(In millions of dollars, except periods used and rates)
	Carrying value of goodwill	Carrying value of indefinite-life intangible assets	Recoverable amount method	Period of projected cash flows (years)	Terminal growth rates (%)	Pre-tax discount rates (%)

Wireless	1,160	11,848	Value in use	5	2.0	8.5
Cable	1,902	—	Value in use	5	1.5	8.0
Media	969	232	Fair value less cost to sell	5	2.0	12.2